CONSOLIDATED BALANCE SHEETS BALANCE SHEET PARENTHETICAL - USD ($) shares in Millions, $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Accounts Receivable, Allowance for Credit Loss, Current	$ 506	$ 502
Common Stock, Par or Stated Value Per Share	$ 0.25	$ 0.25
Common Stock, Shares Authorized	11,200	11,200
Common Stock, Shares, Issued	7,040	7,040
Treasury Stock, Common, Shares	2,738	2,732